Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Receivable	Accounts receivable break down as follows:

(€ million)	December 31, 2023	December 31, 2022	December 31, 2021
Gross value	8,528	8,537	7,705
Allowances	(95)	(113)	(137)
Carrying amount	8,433	8,424	7,568

Summary of Gross Value of Overdue Receivables

	Overdue accounts	Overdue by	Overdue by	Overdue by	Overdue by	Overdue by
(€ million)	gross value	<1 month	1 to 3 months	3 to 6 months	6 to 12 months	> 12 months
December 31, 2023	689	269	154	123	62	81
December 31, 2022	452	118	161	87	35	51
December 31, 2021	455	169	151	67	12	56